Revenue Recognition (Details) - Schedule of revenue recognition pattern - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Revenue Recognition (Details) - Schedule of revenue recognition pattern [Line Items]
Total	$ 31,129	$ 21,197
Over time revenue [Member]
Revenue Recognition (Details) - Schedule of revenue recognition pattern [Line Items]
Total	19,955	15,210
Point-in-time [Member]
Revenue Recognition (Details) - Schedule of revenue recognition pattern [Line Items]
Total	$ 11,174	$ 5,987